COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Operating Leases Future Minimum Payments [Line Items]
2015 (remaining)	$ 102	$ 146
2016	150	139
Total	$ 252	$ 285